Other Expenses, Net	12 Months Ended
Dec. 31, 2022
Other expenses, net [Abstract]
Other expenses, net

Note 10. Other expenses, net

	For the year ended December 31
	2022	2021	2020
Currency exchange rate differences	$15,984	$4,026	$3,905
Economic emergency contribution expenses	1,301	1,385	811
Fines, surcharges, penalties and taxes assumed	1,119	775	1,440
Donations	814	720	716
Listing expense [1]	—	73,917	—
Impairment loss [2]	6,018	—	—
Other	63	(1,832)	844
Total	$25,299	$78,991	$7,716

[1]	Corresponds to the difference between the fair value of the net assets received through SPAC and the value of the equity interest issued, adjusted by dilutive effect of shares held in escrow at a weighted average fair value per share. Refer to Note 26.1. Reverse reorganization for further information related to the Transaction.
[2]	Refer to Note 12. Goodwill for further details regarding the impairment loss and to Note 14. Property, plant and equipment, net, Note 13. Intangible assets and Note 15. Leases for the impairment recognized within each asset group.